Cover	Jul. 01, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jul. 01, 2020
Entity File Number	0-16084
Entity Registrant Name	CITIZENS & NORTHERN CORPORATION
Entity Central Index Key	0000810958
Entity Tax Identification Number	23-2451943
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	90-92 Main Street
Entity Address, City or Town	Wellsboro
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16901
City Area Code	570
Local Phone Number	724-3411
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock Par Value $1.00
Trading Symbol	CZNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false